Financial instruments (Details Textual) $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 500		$ 1,500
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.90%	8.90%
Borrowings, interest rate basis	2.5	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Gain loss on derivative financial instruments	₨ 2		₨ 0
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gain loss on derivative financial instruments	0		0
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gain loss on derivative financial instruments	₨ 8		₨ 8